Schwab Investments
Schwab Tax-Free Bond Fund

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.2% OF NET ASSETS
ALABAMA 2.2%
Black Belt Energy Gas District
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)(b)	4,000,000	4,017,089
Southeast Energy Auth
Commodity Supply RB Series 2021B1	4.00%	06/01/30 (b)	2,000,000	1,966,110
Commodity Supply RB Series 2021B1	4.00%	06/01/31 (b)	1,780,000	1,738,155
RB Series 2022A1	5.50%	01/01/53 (a)(b)	2,000,000	2,126,731
Univ of Montevallo
RB Series 2017	5.00%	05/01/26	200,000	213,579
RB Series 2017	5.00%	05/01/27	250,000	271,412
RB Series 2017	5.00%	05/01/42 (b)	2,150,000	2,288,086
				12,621,162
ARIZONA 1.1%
Arizona Health Facilities Auth
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (b)	1,000,000	1,001,846
Arizona IDA
RB Series 2021A	4.00%	11/01/29	1,000,000	1,009,577
RB Series 2021A	4.00%	11/01/30	500,000	505,044
RB Series 2021A	4.00%	11/01/31	1,270,000	1,280,194
Chandler Industrial Development Auth
IDRB (Intel Corp) Series 2022	5.00%	09/01/42 (b)	2,000,000	2,071,286
Tucson
Refunding COP Series 2014	4.00%	07/01/23	700,000	705,667
				6,573,614
ARKANSAS 0.8%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (b)	1,310,000	1,269,015
Bentonville Sales & Use Tax
Sales & Use Tax Refunding RB Series 2021B	1.05%	11/01/46 (b)	830,000	805,784
Forrest City
Sales & Use Tax RB Series 2021	1.55%	11/01/44 (b)	855,000	771,425

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	736,196
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	560,633
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (b)	5,000	4,984
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (b)	715,000	713,446
				4,861,483
CALIFORNIA 6.9%
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2022A	0.00%	10/01/49 (b)(c)	1,500,000	721,068
Bay Area Toll Auth
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	2.35%	04/01/56 (b)(d)	5,000,000	4,939,342
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (b)(e)	2,625,000	2,622,454
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	455,764
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	612,389
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,030,213
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (b)	1,500,000	1,503,331
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (b)	1,065,000	1,075,983
Fair Oaks Recreation & Park District
GO Bonds Series 2022	5.75%	08/01/51 (a)(b)	1,700,000	1,920,478
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (b)	3,700,000	3,241,305
Lynwood USD
GO Bonds Series E	0.00%	08/01/42 (b)(f)	1,380,000	567,625
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (b)	1,295,000	1,369,673
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (b)	585,000	614,582
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,378,209
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (b)	755,000	783,146
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (b)	460,000	520,594
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (f)	1,250,000	950,538
GO Bonds Series 2010C	0.00%	07/01/32 (f)	1,500,000	1,095,354
GO Bonds Series 2010C	0.00%	07/01/33 (f)	1,000,000	698,830
GO Bonds Series 2010C	0.00%	07/01/35 (f)	1,300,000	820,000
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (b)	2,450,000	2,550,384
RB 2nd Series 2019E	5.00%	05/01/40 (b)	425,000	440,777
RB 2nd Series 2022A	5.00%	05/01/30	800,000	864,412
RB 2nd Series 2022A	5.00%	05/01/31	1,695,000	1,844,079
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (b)	2,685,000	2,781,802

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	381,454
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,096,910
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	306,139
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	312,333
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	530,006
				40,029,174
COLORADO 1.4%
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (b)	420,000	466,659
Water & Wastewater RB Series 2019	5.00%	12/01/35 (b)	500,000	553,450
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/31	1,300,000	1,417,780
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/32	1,500,000	1,640,799
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	5.00%	07/15/30	300,000	321,607
RB (Denver Transit Partners) Series 2020A	5.00%	01/15/31	500,000	537,693
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (b)	800,000	771,577
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (b)	500,000	460,569
Airport System RB Series 2022A	5.50%	11/15/53 (b)	1,500,000	1,599,950
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (b)(f)	380,000	271,480
				8,041,564
CONNECTICUT 1.2%
Connecticut
GO Bonds Series 2020C	4.00%	06/01/33 (b)	475,000	496,162
Special Obligation Tax Bonds Series 2022A	5.00%	07/01/26	1,195,000	1,288,550
Special Obligation Tax Refunding Bonds Series 2022B	5.00%	07/01/26	2,250,000	2,426,140
Connecticut Health & Educational Facilities Auth
RB (Sacred Heart Univ) Series L	5.00%	07/01/31	525,000	585,914
RB (Sacred Heart Univ) Series L	5.00%	07/01/32	1,000,000	1,123,898
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/36 (a)(b)	1,000,000	1,083,049
				7,003,713
DISTRICT OF COLUMBIA 0.5%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (b)(e)	3,000,000	2,913,769
FLORIDA 5.4%
Broward Cnty SD
COP Series 2022B	5.00%	07/01/36 (b)	2,000,000	2,222,069
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	464,349
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	795,215
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	716,603

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (b)	500,000	457,338
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,076,585
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (b)	910,000	973,869
Lake Worth Beach
Consolidated Utility RB Series 2022	4.00%	10/01/52 (b)	1,000,000	933,289
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	411,095
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (b)	250,000	256,480
Miami-Dade Cnty
Refunding RB Series 2020A	4.00%	10/01/37 (b)	2,205,000	2,189,621
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,740,017
Toll System RB Series 2014A	5.00%	07/01/24	625,000	643,346
Miami-Dade Cnty SD
GO Bonds Series 2022A	5.00%	03/15/52 (b)	5,000,000	5,382,150
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22 (g)	800,000	800,000
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (b)	2,000,000	1,540,526
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	356,337
Seminole Cnty
Refunding RB Series 2022	5.00%	10/01/52 (b)	1,000,000	1,055,130
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (b)	1,495,000	1,574,284
Tampa
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (b)(f)	1,550,000	887,915
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (b)(f)	800,000	435,271
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (b)(f)	855,000	441,475
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (b)(f)	1,000,000	490,104
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (b)(f)	1,200,000	333,025
Tampa Bay Water
Utility System RB Series 2022	5.25%	10/01/47 (b)	1,500,000	1,671,965
Utility System RB Series 2022	5.00%	10/01/52 (b)	1,625,000	1,774,504
				31,622,562
GEORGIA 2.0%
Atlanta
Airport PFC & Sub Lien RB Series 2022D	5.00%	07/01/36 (b)	4,640,000	4,980,180
Main St Natural Gas Inc
Gas Supply RB Series 2018E (SIFMA Municipal Swap Index + 0.57%)	2.47%	08/01/48 (b)(d)	5,000,000	4,949,476
Milledgeville-Baldwin Cnty Development Auth
RB (Univ of Georgia) Series 2021	5.00%	06/15/33 (b)	1,700,000	1,910,386
				11,840,042

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
HAWAII 0.2%
Hawaii
Harbor System RB Series 2020A	4.00%	07/01/34 (b)	750,000	761,213
Harbor System RB Series 2020A	4.00%	07/01/35 (b)	500,000	504,677
				1,265,890
IDAHO 0.6%
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (a)	450,000	487,034
GO Bonds Series 2019A	5.00%	09/15/27 (a)	400,000	440,838
GO Bonds Series 2019A	5.00%	09/15/28 (a)	425,000	476,419
GO Bonds Series 2019A	5.00%	09/15/29 (a)(b)	400,000	451,889
Jerome Jt SD #261
GO Bonds Series 2022	5.25%	09/15/42 (a)(b)	500,000	557,496
Madison SD #321
GO Bonds Series 2022B	5.00%	09/15/39 (a)(b)	1,000,000	1,125,768
				3,539,444
ILLINOIS 7.8%
Bellwood Village
GO Refunding Bonds Series 2014	5.00%	12/01/32 (b)	1,705,000	1,778,094
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (b)	1,855,000	2,009,488
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (b)	1,450,000	1,499,828
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (b)	400,000	411,581
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (b)	1,750,000	1,819,566
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (b)	1,135,000	1,179,741
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (b)	400,000	423,007
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (b)	1,000,000	1,052,227
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,072,094
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,088,005
Chicago O’Hare International Airport
Airport Sr Lien RB Series 2018B	5.00%	01/01/48 (b)	5,215,000	5,344,924
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (b)	4,840,000	4,850,557
Cook Cnty
GO Refunding Bonds Series 2022A	5.00%	11/15/29	2,100,000	2,337,934
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (b)	1,000,000	1,043,985
GO Bonds Series 2020	5.38%	05/01/23	500,000	504,259
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,027,786
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,561,843
GO Bonds Series 2021A	5.00%	03/01/46 (b)	750,000	752,730
GO Refunding Bonds Series 2016	5.00%	02/01/28 (b)	1,500,000	1,556,317
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (b)	1,500,000	1,560,639
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (b)	500,000	517,208
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (b)	150,000	153,743
RB (OSF Healthcare System) Series 2020B1	5.00%	05/15/50 (b)(e)	1,150,000	1,179,697

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (b)	900,000	942,264
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (b)	960,000	996,224
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (b)	1,330,000	1,375,821
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	736,742
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (b)	400,000	420,659
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,396,234
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29 (a)	400,000	431,836
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30 (a)	450,000	488,898
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)(b)	500,000	539,502
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)(b)	1,050,000	1,037,012
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)(b)	600,000	581,321
Auxiliary Facilities System RB Series 2021	5.00%	10/01/26 (a)	250,000	264,067
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27 (a)	325,000	347,066
Auxiliary Facilities System RB Series 2021	5.00%	10/01/28 (a)	325,000	350,041
Auxiliary Facilities System RB Series 2021	5.00%	10/01/29 (a)	300,000	325,419
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30 (a)	325,000	354,641
				45,313,000
INDIANA 2.0%
Indiana Finance Auth
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/35 (b)	500,000	576,070
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/37 (b)	1,140,000	1,289,996
RB (Fulcrum Centerpoint) Series 2022	4.50%	12/15/46 (a)(b)	10,000,000	10,017,483
				11,883,549
IOWA 0.9%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (b)(e)	5,000,000	5,123,028
KANSAS 1.1%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	269,922
GO Bonds Series 2017	5.00%	09/01/27	450,000	494,546
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (b)	375,000	382,038
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (b)	400,000	405,806
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (b)	440,000	446,173
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (b)	445,000	451,085
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (b)	150,000	151,808
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	250,000	269,644
GO Bonds Series 2018A	5.00%	09/01/27	800,000	877,326
GO Bonds Series 2018A	5.00%	09/01/31 (b)	2,575,000	2,835,335
				6,583,683

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
KENTUCKY 0.7%
Kentucky
COP 2015	4.00%	06/15/24	400,000	406,925
COP 2015	5.00%	06/15/25	400,000	420,873
Kentucky Public Energy Auth
Gas Supply RB Series 2018C1	4.00%	12/01/49 (b)(e)	1,450,000	1,441,483
Gas Supply RB Series 2022A1	4.00%	08/01/52 (b)(e)	2,000,000	1,945,101
				4,214,382
LOUISIANA 0.7%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	532,629
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (b)	2,000,000	2,007,173
Tangipahoa District #1 North Oaks Health System
Refunding RB Series 2021	4.00%	02/01/35 (b)	1,600,000	1,532,533
				4,072,335
MAINE 1.1%
Maine Health & Educational Facilities Auth
Educational Facilities RB Series 2021A	5.00%	07/01/32 (b)	550,000	612,033
RB (MaineHealth) Series 2020A	5.00%	07/01/30	800,000	883,348
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (b)	1,000,000	980,182
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/32 (b)	560,000	611,559
General Airport Refunding RB Series 2019	5.00%	01/01/33 (b)	695,000	752,576
General Airport Refunding RB Series 2019	5.00%	01/01/34 (b)	620,000	667,221
South Portland ME
GO Bonds Series 2022A	5.00%	10/01/34 (b)	775,000	898,481
GO Bonds Series 2022A	5.00%	10/01/35 (b)	625,000	720,087
				6,125,487
MARYLAND 2.2%
Baltimore Cnty
Metropolitan District GO Bonds 78th Issue	5.00%	02/01/46 (b)	4,000,000	4,174,631
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (b)	600,000	545,063
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,009,766
Maryland Stadium Authority
Built to Learn RB Series 2022A	5.00%	06/01/29	875,000	977,339
Built to Learn RB Series 2022A	5.00%	06/01/30	1,000,000	1,130,059
Built to Learn RB Series 2022A	5.00%	06/01/31	1,250,000	1,428,869
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24 (g)	320,000	327,639
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25 (g)	550,000	574,385
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27 (g)	645,000	697,930
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28 (g)	1,405,000	1,545,982
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29 (g)	505,000	564,332
				12,975,995

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MASSACHUSETTS 2.2%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	546,307
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/31 (b)	1,120,000	1,216,077
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/32 (b)	500,000	541,633
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (b)	2,815,000	2,903,460
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (b)	240,000	251,056
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (b)	950,000	994,560
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (b)	1,065,000	1,100,105
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (b)	1,065,000	1,085,733
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (b)	680,000	676,043
S/F Housing RB Series 203	4.50%	12/01/48 (b)	1,180,000	1,193,043
Massachusetts Transportation Fund
RB (Rail Enhancement Program) Series 2022A	5.00%	06/01/50 (b)	2,000,000	2,173,695
				12,681,712
MICHIGAN 2.0%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	628,961
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,245,408
Great Lakes Water Auth
Water System Sr. Lien RB Series 2022B	5.25%	07/01/47 (b)	4,500,000	4,825,959
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (b)	1,645,000	1,670,743
RB Series 2014A	5.00%	11/01/25 (b)	1,100,000	1,116,064
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (b)	715,000	716,172
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (b)	550,000	568,630
Airport RB Series 2014B	5.00%	12/01/33 (b)	625,000	645,313
				11,417,250
MINNESOTA 0.8%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	318,635
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (b)	330,000	329,819
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/29 (b)	265,000	262,781
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/41 (b)	170,000	152,431
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/25 (a)	375,000	390,805
Refunding COP Series 2019C	5.00%	02/01/26 (a)	400,000	423,978
Minneapolis- St. Paul Metropolitan Airports Commission
Sub Airport RB Series 2022B	5.00%	01/01/31	1,000,000	1,082,422
Sub Airport RB Series 2022B	5.00%	01/01/32	1,000,000	1,087,462
Minnesota Higher Educational Facilities Auth
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/33 (b)	400,000	436,327
				4,484,660

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSISSIPPI 0.4%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,058,892
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	634,615
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (b)(g)	345,000	347,837
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (b)	150,000	150,986
				2,192,330
MISSOURI 2.9%
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(b)	5,000,000	5,667,390
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(b)	2,440,000	2,861,384
Missouri Development Finance Board
Facilities Refunding RB Series 2021A	5.00%	11/01/27	300,000	325,770
Facilities Refunding RB Series 2021A	5.00%	11/01/28	770,000	847,301
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (b)	1,000,000	1,081,342
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (b)	1,050,000	1,132,531
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (b)	2,490,000	2,670,707
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (b)	675,000	675,631
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (b)	1,370,000	1,379,534
				16,641,590
MONTANA 0.7%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (b)	1,030,000	1,031,004
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A (SIFMA Municipal Swap Index + 0.45%)	2.35%	11/15/35 (b)(d)	2,815,000	2,814,959
				3,845,963
NEBRASKA 1.6%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	2,615,000	2,608,873
Municipal Energy Agency of Nebraska
Power System Refunding RB Series 2022A	5.00%	04/01/29	1,000,000	1,111,890
Power System Refunding RB Series 2022A	5.00%	04/01/31	1,600,000	1,819,577
Power System Refunding RB Series 2022A	5.00%	04/01/32	1,990,000	2,280,543
Sarpy Cnty SD No 0037
GO Bonds Series 2022B	5.00%	12/15/27 (b)	1,500,000	1,597,890
				9,418,773
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	623,871
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	641,358
				1,265,229

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW JERSEY 4.6%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	205,130
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	313,433
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	270,038
New Jersey
GO Bonds Series 2020A	4.00%	06/01/30	10,150,000	10,699,408
New Jersey Transportation Trust Fund Auth
Transportation Program Notes Series 2014 BB-1	5.00%	06/15/33 (b)	3,500,000	3,763,124
Transportation RB Series 2015AA	5.25%	06/15/41 (b)	4,050,000	4,132,408
Transportation System RB Series 2019AA	5.00%	06/15/31 (b)	1,250,000	1,354,357
Transportation System RB Series 2019BB	5.00%	06/15/44 (b)	2,900,000	2,963,560
New Jersey Turnpike Auth
RB Series 2022B	4.25%	01/01/43 (b)	1,750,000	1,766,504
RB Series 2022B	4.50%	01/01/48 (b)	1,500,000	1,525,408
				26,993,370
NEW MEXICO 0.2%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (b)	1,115,000	1,116,014
NEW YORK 13.9%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25 (g)	250,000	264,972
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2021A	5.00%	07/01/27	750,000	808,450
RB (Hofstra Univ) Series 2021A	4.00%	07/01/37 (b)	500,000	495,478
RB (Hofstra Univ) Series 2021A	4.00%	07/01/38 (b)	515,000	507,330
RB (Hofstra Univ) Series 2021A	4.00%	07/01/39 (b)	575,000	561,854
Long Island Power Auth
Electric System RB Series 2020A	5.00%	09/01/37 (b)	2,000,000	2,178,881
Electric System RB Series 2021B	1.50%	09/01/51 (b)(e)	2,450,000	2,226,263
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (b)(e)	2,845,000	3,011,762
Transportation RB Series 2020C1	4.75%	11/15/45 (b)	1,200,000	1,169,817
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (b)	500,000	513,338
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (b)	250,000	256,404
New York City
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23 (g)	315,000	316,944
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	805,000	810,070
GO Bonds Fiscal 2018 Series B4	0.98%	10/01/46 (a)(b)(h)	495,000	495,000
GO Bonds Fiscal 2023 Series B1	5.25%	10/01/47 (b)	750,000	830,153
GO Bonds Fiscal Series 2018E-1	5.25%	03/01/34 (b)	2,000,000	2,201,337
GO Bonds Fiscal Series 2019E	5.00%	08/01/32 (b)	1,000,000	1,109,858
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2015 Series BB2	1.00%	06/15/49 (a)(b)(h)	10,900,000	10,900,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (b)	2,000,000	2,156,039
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (b)	1,450,000	1,553,910

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2023 Series A3	1.00%	08/01/52 (a)(b)(h)	2,955,000	2,955,000
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,249,528
Future Tax Secured Sub RB Fiscal 2014 Series B3	0.98%	11/01/42 (a)(b)(h)	2,685,000	2,685,000
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (b)	1,000,000	1,086,606
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	2.25%	10/01/35 (a)(b)(i)(j)	3,750,000	3,750,000
New York State Dormitory Auth
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	1,746,870
RB (Northwell Health) Series 2022A	5.00%	05/01/52 (b)	1,475,000	1,538,455
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/39 (b)(k)	1,000,000	1,105,253
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/40 (b)(k)	540,000	595,110
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/42 (b)(k)	700,000	767,370
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (b)	1,000,000	949,624
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (b)	5,000,000	5,318,638
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (b)	5,000,000	5,288,765
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (b)(g)	1,300,000	1,301,245
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (b)	1,600,000	1,706,236
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/28	1,000,000	1,042,654
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (b)	500,000	518,475
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/34 (b)	2,835,000	3,016,955
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (b)(g)	5,330,000	5,572,572
Triborough Bridge & Tunnel Auth
Sr Lien RB Series 2021A1	5.00%	05/15/51 (b)	5,000,000	5,315,138
				80,877,354
NORTH CAROLINA 1.9%
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/47 (b)	2,000,000	2,138,399
Airport System RB Series 2022A	5.50%	07/01/52 (b)	1,500,000	1,590,999
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	522,403
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,835,273
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (b)	1,000,000	1,051,446
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (b)	1,305,000	1,368,310
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (b)	1,255,000	1,313,709
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (b)	450,000	408,132
Health Care Facilities RB (Presbyterian Homes) Series 2020A	5.00%	10/01/40 (b)	1,000,000	996,426
				11,225,097

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NORTH DAKOTA 0.2%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	410,858
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	482,674
Refunding Bonds Series 2019B	4.00%	05/01/27 (b)	125,000	129,413
				1,022,945
OHIO 1.6%
American Municipal Power Ohio
Refunding RB Series 2021A	5.00%	02/15/31	1,000,000	1,143,586
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (b)	5,000,000	5,298,029
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,088,943
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	55,000	56,238
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	208,562
General Refunding RB Series 2021A	3.00%	12/01/40 (b)	475,000	370,771
General Refunding RB Series 2021A	4.00%	12/01/45 (b)	225,000	199,534
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Univ of Dayton) Series 2020	5.00%	02/01/35 (b)	700,000	756,021
				9,121,684
OKLAHOMA 0.6%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (b)	1,050,000	1,058,916
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (b)	29,000	29,524
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,016,687
Educational Facilities Lease RB Series 2021A	4.00%	09/01/31	1,250,000	1,318,143
				3,423,270
OREGON 2.8%
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	255,732
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	149,314
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(b)(f)	300,000	193,351
GO Bonds Series 2019	0.00%	06/15/35 (a)(b)(f)	265,000	162,017
GO Bonds Series 2019	0.00%	06/15/36 (a)(b)(f)	420,000	243,902
GO Bonds Series 2019	0.00%	06/15/37 (a)(b)(f)	500,000	275,105
Hermiston SD #8R
Refunding GO Bonds Series 2020A	0.00%	06/15/28 (a)(f)	1,600,000	1,321,757
Refunding GO Bonds Series 2020A	0.00%	06/15/35 (a)(b)(f)	1,400,000	839,277
Morrow & Gilliam County SD
GO Bonds Series 2021A	4.00%	06/15/27 (a)	205,000	215,783
GO Bonds Series 2021A	4.00%	06/15/29 (a)	150,000	160,816

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (b)(e)	3,000,000	2,977,648
Port Morrow
GO Obligations Series 2016	5.00%	12/01/30 (b)(g)	330,000	334,061
GO Obligations Series 2016	5.00%	12/01/31 (b)(g)	375,000	379,615
GO Obligations Series 2016	5.00%	12/01/36 (b)(g)	1,155,000	1,169,214
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,180,000	2,317,001
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (b)	1,875,000	2,017,103
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(b)(c)	340,000	361,383
GO Bonds Series 2017	0.00%	06/15/30 (a)(b)(c)	300,000	318,054
GO Bonds Series 2017	0.00%	06/15/31 (a)(b)(c)	300,000	317,675
GO Bonds Series 2017	0.00%	06/15/32 (a)(b)(c)	350,000	369,981
GO Bonds Series 2017	0.00%	06/15/33 (a)(b)(c)	520,000	548,412
GO Bonds Series 2017	0.00%	06/15/34 (a)(b)(c)	350,000	368,486
GO Bonds Series 2017	0.00%	06/15/35 (a)(b)(c)	410,000	430,055
West Linn-Wilsonville SD #3Jt
GO Bonds Series 2020A	0.00%	06/15/40 (a)(b)(f)	640,000	296,291
				16,022,033
PENNSYLVANIA 2.9%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28 (a)(g)	510,000	542,464
Lancaster Cnty Hospital Auth
RB (Penn State Health) Series 2021	5.00%	11/01/46 (b)	1,000,000	1,022,948
Montgomery Cnty Higher Education & Health Auth
RB Series 2022B	5.00%	05/01/32	700,000	776,927
RB Series 2022B	4.00%	05/01/35 (b)	600,000	593,352
Pennsylvania Economic Development Financing Auth
RB Series 2022A	5.00%	02/15/38 (b)	2,150,000	2,288,426
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (b)(k)	1,000,000	1,060,714
RB Series 2022B	5.25%	12/01/52 (b)(k)	750,000	805,795
Pennsylvania State Univ
RB Series 2022A	5.25%	09/01/52 (b)	2,000,000	2,222,987
Philadelphia
GO Refunding Bonds Series 2017	5.00%	08/01/24	1,000,000	1,039,718
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	784,897
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,069,805
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	539,827
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	327,550
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	270,074
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	317,804
GO Refunding Bonds Series 2019A	5.00%	08/01/31	200,000	223,814
Southeastern Pennsylvania Transportation Auth
RB Series 2022	5.00%	06/01/30	1,000,000	1,143,744
RB Series 2022	5.00%	06/01/31	750,000	865,200
RB Series 2022	5.00%	06/01/32	750,000	871,459
				16,767,505

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
SOUTH CAROLINA 1.4%
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	800,000
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021A	4.00%	01/01/25	1,545,000	1,572,760
South Carolina Public Service Auth
Refunding RB Series 2020A	4.00%	12/01/40 (b)	4,000,000	3,759,136
Refunding RB Series 2022A	5.00%	12/01/29	500,000	546,138
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/37 (b)	1,750,000	1,708,930
				8,386,964
SOUTH DAKOTA 0.4%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (b)	150,000	150,824
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (b)	325,000	326,784
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (b)	1,000,000	1,052,194
Tea Area SD #41-5
GO Bonds Series 2022A	5.00%	08/01/47 (b)	500,000	539,385
				2,069,187
TENNESSEE 0.9%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	456,786
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	618,902
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (b)	950,000	976,725
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (b)(k)	1,500,000	1,570,197
RB Series 2022B	5.50%	07/01/52 (b)(k)	1,250,000	1,333,692
				4,956,302
TEXAS 12.1%
Alamo Heights ISD
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/27 (a)	425,000	461,749
ULT Refunding RB Series 2020A	5.00%	02/01/28 (a)	325,000	358,902
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(b)	200,000	213,127
Atlanta ISD
ULT Refunding GO Bonds Series 2020	4.00%	08/15/26 (a)	310,000	323,043
ULT Refunding GO Series 2020	4.00%	08/15/25 (a)	150,000	154,783
Austin
Airport System RB Series 2022	5.00%	11/15/32	500,000	550,059
Airport System RB Series 2022	5.00%	11/15/33 (b)	750,000	817,370
Airport System RB Series 2022	5.00%	11/15/37 (b)	2,000,000	2,131,926
Airport System RB Series 2022	5.25%	11/15/47 (b)	2,500,000	2,628,894
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (a)	170,000	176,526
Bullard ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(b)	500,000	547,899

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (b)	1,100,000	1,147,957
Sr Lien RB Series 2015A	5.00%	01/01/30 (b)(g)	1,520,000	1,610,332
Sr Lien RB Series 2021B	5.00%	01/01/31	500,000	555,533
Corpus Christi
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/27	300,000	326,248
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/28	565,000	624,183
Utility System Jr. Lien RB Series 2022B	5.00%	07/15/52 (b)	3,000,000	3,246,067
Dallas
Refunding RB Series 2021	4.00%	08/15/32 (b)	1,000,000	1,004,438
Refunding RB Series 2021	4.00%	08/15/33 (b)	1,000,000	1,000,862
Denton ISD
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(b)(g)	270,000	267,528
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(b)(e)	1,730,000	1,688,518
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (a)	775,000	846,772
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (a)	425,000	472,891
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (a)	575,000	650,705
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(b)	930,000	931,928
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(b)	400,000	422,779
Fort Bend ISD
ULT GO Refunding Bonds Series 2020B	0.88%	08/01/50 (a)(b)(e)	2,200,000	2,042,362
Frisco ISD
ULT GO Refunding Bonds Series 2022B	5.00%	02/15/27 (a)	3,500,000	3,816,853
Godley ISD
ULT GO Refunding Bonds Series 2021	5.00%	02/15/30 (a)	240,000	271,479
Granger ISD
ULT GO Bonds Series 2022	5.00%	02/15/52 (a)(b)	10,000,000	10,700,287
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	1.05%	06/01/30 (b)(h)	770,000	770,000
Houston
Airport System Sub Lien Refunding RB Series 2020A	4.00%	07/01/47 (b)	1,810,000	1,651,479
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/37 (b)	365,000	411,690
Waterworks & Sewer System RB Series 2022	5.00%	03/15/38 (b)	1,090,000	1,224,101
Waterworks & Sewer System RB Series 2022	5.00%	03/15/40 (b)	1,200,000	1,337,543
New Braunfels
Utility System Refunding RB Series 2022	5.00%	07/01/53 (b)	2,000,000	2,158,555
Newark Higher Education Finance Corp
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/37 (a)(b)	500,000	531,058
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/42 (a)(b)	600,000	629,632
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/47 (a)(b)	680,000	704,917
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/52 (a)(b)	500,000	514,078
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/57 (a)(b)	1,000,000	1,017,201
North Texas Tollway Auth
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/36 (b)	1,000,000	1,013,512
Northside ISD
ULT GO Series 2019	1.60%	08/01/49 (a)(b)(e)	2,940,000	2,849,281

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Northwest ISD
ULT GO Bonds Series 2022A	5.00%	02/15/48 (a)(b)	2,000,000	2,190,336
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(b)	445,000	470,341
Spring Branch ISD
ULT GO Bonds Series 2019	5.00%	02/01/28 (a)	620,000	688,769
Spring ISD
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (a)	625,000	635,647
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White) Series 2022D	5.00%	11/15/51 (b)	1,000,000	1,055,385
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (b)	1,395,000	1,418,758
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (b)	875,000	890,033
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/32	1,250,000	1,309,505
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (b)	655,000	659,346
Texas Water Dev Brd
RB Series 2016	4.00%	10/15/30 (b)	3,900,000	4,077,677
State Revolving Fund RB Series 2020	5.00%	08/01/23	500,000	508,346
Van Alstyne ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(b)	1,500,000	1,657,896
				70,367,086
UTAH 1.1%
Univ of Utah
RB Series 2022B	5.00%	08/01/47 (b)	5,000,000	5,541,735
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (b)	360,000	377,161
Student Building Fee RB Series 2018	5.00%	03/01/28 (b)	425,000	444,313
				6,363,209
VERMONT 0.7%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (b)	465,000	465,479
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (b)	2,485,000	2,487,367
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (b)	1,294,000	1,314,010
				4,266,856
VIRGINIA 0.1%
Lynchburg Economic Development Auth
Hospital Refunding RB (Central Health Obligated Group) Series 2021	4.00%	01/01/41 (b)	600,000	553,613
WASHINGTON 2.9%
East Pierce Fire & Rescue
ULT GO Bonds Series 2022	5.00%	12/01/37 (b)	3,980,000	4,447,711
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22 (g)	30,000	30,000
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,725,000	1,725,000

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24 (g)	205,000	213,992
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	485,000	507,526
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(b)	1,000,000	1,105,737
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(b)	1,000,000	1,099,898
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(b)	1,250,000	1,370,067
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	545,072
Refunding RB 2019	5.00%	12/01/28	460,000	508,337
Refunding RB 2019	5.00%	12/01/29 (b)	500,000	556,088
Refunding RB 2019	5.00%	12/01/30 (b)	625,000	692,403
Port of Seattle
Intermediate Lien Refunding RB Series 2022B	5.50%	08/01/47 (b)	1,000,000	1,076,933
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(b)	2,830,000	3,103,953
				16,982,717
WISCONSIN 2.0%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/30 (f)	65,000	48,823
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/33 (b)(f)	2,000,000	1,307,390
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (b)(f)	1,820,000	1,130,275
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (b)(f)	2,900,000	1,704,401
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (b)(f)	3,000,000	1,668,970
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4 (SIFMA Municipal Swap Index + 0.65%)	2.55%	08/15/54 (b)(d)	1,700,000	1,694,653
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (b)(g)	1,000,000	1,092,007
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (b)(g)	1,025,000	1,119,307
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,045,823
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,039,206
				11,850,855
WYOMING 0.3%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/28	440,000	459,170
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/34 (b)	495,000	498,134
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (b)	1,000,000	763,878
				1,721,182
Total Municipal Securities (Cost $596,397,589)				582,638,626
Total Investments in Securities (Cost $596,397,589)				582,638,626

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)	Variable rate security; rate shown is effective rate at period end.
(e)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(f)	Zero coupon bond.
(g)	Refunded bond.
(h)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(i)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,750,000 or 0.6% of net assets.

(j)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(k)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$582,638,626	$—	$582,638,626
Total	$—	$582,638,626	$—	$582,638,626

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.5% OF NET ASSETS
CALIFORNIA 97.9%
Alameda City USD
GO Bonds Series C	4.00%	08/01/28 (a)	110,000	115,771
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (a)	2,500,000	2,629,632
Sr Lien Refunding RB Series 2022A	0.00%	10/01/50 (a)(b)	3,000,000	1,437,653
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/23	575,000	585,315
Refunding RB Series 2015	5.00%	09/02/25	690,000	732,190
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	684,775
Bay Area Toll Auth
Toll Bridge RB Series 2006C1 (SIFMA Municipal Swap Index + 0.90%)	2.80%	04/01/45 (a)(c)	5,000,000	5,002,835
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(d)	3,000,000	2,924,332
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (e)	555,000	497,567
GO Bonds Series 2017	0.00%	08/01/34 (a)(e)	7,705,000	4,876,468
California
GO Bonds	5.00%	09/01/25 (a)	1,815,000	1,849,223
GO Bonds	5.00%	10/01/26 (a)	7,000,000	7,059,202
GO Bonds Series CQ	4.00%	12/01/47 (a)	2,555,000	2,559,720
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,021,095
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,401,336
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,168,702
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,039,809
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	4.00%	06/01/49 (a)	190,000	187,691
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/36 (a)	1,510,000	1,444,515
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	294,394
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	320,162
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,000,000	861,988
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	215,545
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/25	175,000	181,662
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	234,927

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/27	100,000	105,224
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/28	150,000	158,596
California Community Choice Finance Auth
Clean Energy RB Series 2021A	4.00%	10/01/52 (a)(d)	4,000,000	4,020,618
RB Series 2021B1	4.00%	02/01/52 (a)(d)	5,715,000	5,642,451
California Community Choice Financing Auth
RB Series 2022A1	4.00%	05/01/53 (a)(f)	5,000,000	5,000,914
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,294,700
RB (University of Redlands) Series 2022A	5.00%	10/01/44 (a)	3,000,000	3,060,554
California Health Facilities Financing Auth
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (f)	175,000	177,408
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(d)	2,625,000	2,622,454
RB (Childrens Hospital of Orange Cnty) Series 2019A	4.00%	11/01/29	500,000	536,800
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/30 (a)	500,000	567,671
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/31 (a)	965,000	1,090,967
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,378,409
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/45 (a)	5,000,000	4,603,728
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	676,808
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,029,126
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(f)	200,000	208,248
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(f)	800,000	835,498
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (a)	1,635,000	1,669,950
RB Series 2021B	4.00%	11/01/36 (a)	360,000	354,862
RB Series 2021B	4.00%	11/01/38 (a)	600,000	584,095
RB Series 2021B	4.00%	11/01/39 (a)	630,000	607,984
RB Series 2021B	4.00%	11/01/40 (a)	650,000	621,076
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (a)(g)	4,130,000	4,147,514
Refunding RB (Los Angeles Cnty Museum of Art) Series 2021A	1.20%	12/01/50 (a)	3,000,000	2,605,388
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (a)	1,500,000	1,407,493
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	473,315
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,079,051
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,067,979
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	266,607
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	352,203
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	373,597
California Municipal Finance Auth
COP Series 2022A	5.00%	11/01/27	100,000	106,107
COP Series 2022A	5.00%	11/01/28	115,000	122,703
COP Series 2022A	5.00%	11/01/29	125,000	134,509
COP Series 2022A	5.00%	11/01/30	100,000	108,485
COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,113,006
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (f)	360,000	386,043
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (f)	350,000	381,904
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(f)	1,040,000	1,130,375
RB (Community Health System) Series 2021A	5.00%	02/01/35 (a)	750,000	808,433
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(f)	500,000	494,030
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	694,429
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,195,359
RB (Samuel Merritt Univ) Series 2022	5.25%	06/01/53 (a)(h)	2,000,000	2,142,076

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,079,842
RB Series 2021	4.00%	10/01/46 (a)	2,000,000	1,855,200
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	155,000	161,720
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	633,384
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,209,097
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	655,000	660,546
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	755,011
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	502,653
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(f)	250,000	274,209
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(f)	575,000	630,278
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(f)	250,000	273,681
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(f)	250,000	273,094
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/31	100,000	99,020
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/34 (a)	260,000	250,303
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/35 (a)	270,000	256,857
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/36 (a)	115,000	108,465
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	439,830
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	605,881
RB (Hoag Memorial Hospital Presbyterian) Series 2022B	0.55%	07/15/62 (a)(f)(i)	4,760,000	4,760,000
RB (Hoag Memorial Hospital Presbyterian) Series 2022B1	0.55%	07/15/62 (a)(f)(i)	25,000	25,000
RB (Sharp Healthcare) Series 2017B	0.55%	08/01/52 (a)(f)(i)	615,000	615,000
RB (Sharp Healthcare) Series 2017C	0.55%	08/01/52 (a)(f)(i)	3,900,000	3,900,000
California Public Works Board
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,045,130
Lease Refunding RB Series 2022A	5.00%	08/01/33 (a)	2,000,000	2,354,605
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	200,871
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	168,996
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	602,736
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	870,000	887,964
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,790,577
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,419,190
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(f)	750,000	838,011
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(f)	735,000	809,525
M/F Housing Refunding RB (Kelvin Court) Series 2012B	1.89%	06/15/51 (a)(f)(i)	335,000	335,000
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,800,261
RB (Adventist Health System) Series 2007A	5.00%	03/01/37 (a)(d)	1,715,000	1,822,093
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,525,782
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	834,471
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	728,169
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(f)	300,000	333,609
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(f)	235,000	260,927
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(f)	900,000	993,367
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(f)	275,000	279,508
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(f)	425,000	430,527
RB Series 2021A	4.00%	06/01/29	1,000,000	1,068,690
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	516,129

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,282,612
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,190,653
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,612,939
Carpinteria Valley Water District
Refunding RB Series 2020A	5.00%	07/01/29	125,000	140,333
Refunding RB Series 2020A	5.00%	07/01/30	150,000	170,778
Refunding RB Series 2020A	5.00%	07/01/31 (a)	145,000	164,768
Refunding RB Series 2020A	5.00%	07/01/33 (a)	200,000	225,842
Refunding RB Series 2020A	5.00%	07/01/34 (a)	250,000	280,629
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	659,529
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/29	70,000	73,176
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/30	570,000	597,306
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/31 (a)	375,000	394,692
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/32 (a)	475,000	497,355
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/33 (a)	250,000	259,470
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/34 (a)	1,000,000	1,029,089
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (a)(g)	1,300,000	1,329,940
Ceres Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/34 (a)	500,000	517,884
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/35 (a)	500,000	512,765
Chico
Sewer Refunding RB Series 2020	5.00%	12/01/22	625,000	625,000
Sewer Refunding RB Series 2020	5.00%	12/01/23	780,000	798,798
Sewer Refunding RB Series 2020	5.00%	12/01/25	400,000	426,040
Sewer Refunding RB Series 2020	5.00%	12/01/26	320,000	347,029
Sewer Refunding RB Series 2020	5.00%	12/01/27	425,000	469,116
Sewer Refunding RB Series 2020	5.00%	12/01/28	450,000	504,879
Sewer Refunding RB Series 2020	5.00%	12/01/29	50,000	56,770
Chino Valley USD
GO Bonds Series 2022C	0.00%	08/01/31 (e)	500,000	370,148
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,131,861
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	273,735
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	546,484
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	819,013
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (a)	655,000	669,715
Corona-Norco USD
GO Bonds Series 1998D	0.00%	09/01/27 (e)	2,400,000	2,062,320
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	747,465
Cucamonga Valley Water District Financing Auth
Water Refunding RB Series 2021B	5.00%	09/01/27	140,000	155,174
Water Refunding RB Series 2021B	5.00%	09/01/28	150,000	169,318
Water Refunding RB Series 2021B	5.00%	09/01/31	200,000	235,877
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (a)(g)	415,000	422,038
GO Bonds Series 2018	5.00%	08/01/38 (a)(g)	500,000	508,480

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/23	400,000	400,517
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	491,127
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	517,476
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	532,218
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	505,278
Discovery Bay Public Financing Auth
Water & Wastewater Enterprise RB Series 2022	5.00%	12/01/52 (a)	4,000,000	4,411,732
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	240,518
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	261,315
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	277,306
East Bay Municipal Utility District
Water System RB Series 2022A	5.25%	06/01/52 (a)	1,315,000	1,486,477
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (a)	475,000	501,558
East Side UHSD
GO Refunding Bonds Series 2013	5.00%	08/01/28 (a)	3,000,000	3,046,687
Refunding GO Bonds Series 2020	5.00%	08/01/26	1,200,000	1,303,764
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/23	775,000	786,776
Foothill Eastern Transportation Corridor Agency
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (a)	2,000,000	1,841,463
Fort Bragg USD
GO Bonds Series B	5.50%	08/01/52 (a)	1,000,000	1,094,280
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (a)(e)(g)	1,000,000	339,898
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	917,090
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,557,619
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(e)(g)	1,120,000	761,476
GO Bonds Series 2016A	0.00%	08/01/34 (a)(e)(g)	1,900,000	1,230,969
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,750,617
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	920,782
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	807,126
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	777,123
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,452,880
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	419,089
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	189,133
Refunding Bonds Series 2017	5.00%	04/01/28 (a)	180,000	195,064
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,192,451
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,204,345
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)(g)	1,430,000	1,592,771

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	794,730
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	829,388
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,064,917
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,093,902
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,320,822
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	531,602
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (a)(g)	685,000	701,896
GO Bonds Series B	5.00%	08/01/31 (a)	150,000	161,513
GO Bonds Series B	5.00%	08/01/32 (a)	200,000	214,767
GO Bonds Series B	5.00%	08/01/33 (a)	125,000	133,871
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	213,610
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	763,604
Kern CCD
GO BANs 2020	0.00%	08/01/23 (e)	4,200,000	4,126,835
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,083,573
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,611,473
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	994,173
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	572,330
GO Refunding Bonds Series 2019	4.00%	08/01/28	375,000	396,886
GO Refunding Bonds Series 2019	4.00%	08/01/29	605,000	644,674
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,405,581
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	880,681
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/30 (a)	430,000	446,359
GO Bonds Series 2019	4.00%	08/01/31 (a)	325,000	337,170
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	347,127
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	980,393
Long Beach Cnty Redevelopment Agency
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/29	285,000	302,674
Long Beach Harbor Dept
Refunding RB Series 2020B	5.00%	05/15/23	1,430,000	1,443,325
Sr Airport RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,051,267
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2021F	5.00%	12/01/26	250,000	273,097
Lease RB Series 2021F	5.00%	12/01/27	250,000	278,420
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,446,855
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,153,411

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	980,000	996,499
Los Angeles Dept of Airports
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,675,000	1,785,549
Sr Refunding RB Series 2018B	5.00%	05/15/33 (a)	3,325,000	3,535,459
Sr. RB Series 2020C	5.00%	05/15/27	1,290,000	1,381,342
Sub Refunding RB Series 2021A	5.00%	05/15/28	1,250,000	1,350,737
Los Angeles Dept of Water & Power
Power System RB Series 2002A5	0.67%	07/01/35 (a)(f)(i)	740,000	740,000
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,164,492
Water System RB Series 2001B4 VRDN	0.55%	07/01/35 (a)(f)(i)	200,000	200,000
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (a)	1,450,000	1,505,031
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	902,964
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)(g)	1,050,000	1,085,859
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	698,538
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	792,183
Lynwood USD
GO Bonds Series E	0.00%	08/01/43 (a)(e)(g)	2,290,000	892,417
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,347,721
Merced UHSD
GO Refunding Bonds Series 2015	0.00%	08/01/49 (a)(e)	2,550,000	642,299
Modesto Irrigation District Financing Auth
Electric System RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,329,943
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.75%	08/01/40 (a)	700,000	700,192
Northern California Energy Auth
Commodity Supply RB Series 2018	5.00%	07/01/24 (f)	3,000,000	3,060,578
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/24	100,000	101,973
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	154,472
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	150,000	155,598
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	200,000	209,016
Special Tax Refunding Bonds Series 2020	4.00%	09/01/28 (a)	200,000	210,004
Special Tax Refunding Bonds Series 2020	4.00%	09/01/30 (a)	140,000	149,111
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	297,541
Special Tax Refunding Bonds Series 2020	4.00%	09/01/32 (a)	150,000	156,432
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	656,992
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/23	700,000	710,894
GO Bonds Series 2015A	5.00%	08/01/24	600,000	622,337
GO Bonds Series 2019A	5.00%	08/01/29 (a)	1,500,000	1,648,994
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	547,738
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (a)	2,000,000	2,165,740
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (a)	50,000	55,468
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	554,389

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	730,472
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	386,587
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	798,282
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	622,974
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	238,193
Ontario Int’l Airport
RB Series 2021B	5.00%	05/15/33 (a)	545,000	587,934
RB Series 2021B	5.00%	05/15/34 (a)	500,000	536,108
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,376,504
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,357,367
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	840,957
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	506,103
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	1,810,034
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(g)	1,365,000	1,451,459
GO Bonds Series D	5.00%	08/01/32 (a)(g)	1,490,000	1,584,377
GO Bonds Series D	5.00%	08/01/33 (a)(g)	1,685,000	1,791,728
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,125,427
Palm Springs USD
GO Refunding Bonds Series 2016	5.00%	08/01/26	3,000,000	3,260,506
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,690,066
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	2,000,000	2,163,399
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	630,367
Peralta CCD
GO Bonds Series 2022B	5.00%	08/01/23	2,500,000	2,540,734
GO Bonds Series 2022B	5.00%	08/01/24	1,500,000	1,558,331
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	384,186
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	867,526
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	770,000	841,860
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,252,139
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (g)	110,000	112,185
Port of Oakland
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/26	1,750,000	1,844,903
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/28	1,250,000	1,347,543
Refunding RB Series 2017D	5.00%	11/01/27	1,895,000	2,034,535
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	573,135
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/24	300,000	306,404
Refunding RB Series 2021A	4.00%	09/01/26	400,000	413,778

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Richmond Jt Powers Financing Auth
Refunding RB Series 2019B	5.00%	05/01/23	1,000,000	1,010,021
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25 (g)	180,000	191,620
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,086,139
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (a)(g)	710,000	719,892
Sr Lien Toll Refunding RB Series 2021B1	4.00%	06/01/40 (a)	4,000,000	3,824,893
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/23	810,000	811,586
Refunding RB Series 2020A	5.00%	01/01/24	500,000	512,098
Refunding RB Series 2020A	5.00%	01/01/25	545,000	569,163
Refunding RB Series 2020A	5.00%	01/01/26	825,000	876,288
Refunding RB Series 2020A	5.00%	01/01/28	810,000	886,864
Refunding RB Series 2020A	5.00%	01/01/29	855,000	947,905
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	204,076
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,018,637
Sacramento Cnty
Airport System Sr Refunding RB Series 2020	5.00%	07/01/34 (a)	1,550,000	1,734,357
Refunding COP Series 2020	5.00%	10/01/24	1,420,000	1,478,633
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)	2,500,000	2,613,160
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	754,206
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	573,480
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	371,987
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,064,259
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,429,299
Sub Airport RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,088,671
Sub Airport RB Series 2021B	5.00%	07/01/29	955,000	1,027,701
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008B	1.46%	04/01/38 (a)(f)(i)	1,000,000	1,000,000
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/23	550,000	559,014
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	249,209
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,550,384
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	440,777
RB 2nd Series 2022A	5.00%	05/01/30	800,000	864,412
RB 2nd Series 2022A	5.00%	05/01/31	1,690,000	1,838,639
RB Series 2018G	5.00%	05/01/27	2,700,000	2,846,457
Refunding RB 2nd Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,692,031
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,000,000	2,072,106
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	269,283
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	155,658
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (a)	165,000	171,145

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	316,213
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	445,706
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,251,760
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	994,394
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Sr. Lien Refunding RB Series 2021A	4.00%	01/15/50 (a)	2,500,000	2,252,781
San Mateo Cnty CCD
GO Refunding Bonds Series 2018	5.00%	09/01/39 (a)	1,045,000	1,152,121
GO Refunding Bonds Series 2018	5.00%	09/01/40 (a)	1,150,000	1,262,211
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/33 (a)	190,000	211,727
RB Series 2020A	5.00%	05/01/36 (a)	400,000	438,247
RB Series 2020A	5.00%	05/01/37 (a)	250,000	272,944
Sanger Public Financing Auth
Lease RB Series 2020A	4.00%	02/01/40 (a)	750,000	736,518
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	176,172
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	181,689
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	171,197
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	331,701
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	626,261
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/35 (a)	100,000	107,200
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	939,433
RB Series 2019	4.00%	07/01/25	1,270,000	1,288,551
Refunding RB Series 2020	4.00%	07/01/26	300,000	305,595
Refunding RB Series 2020	5.00%	07/01/27	630,000	670,795
Refunding RB Series 2020	5.00%	07/01/30	645,000	700,978
South Placer Wastewater Auth
Wastewater Refunding RB Series 2020	5.00%	11/01/34	1,000,000	1,177,621
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)(g)	390,000	418,176
Water Refunding RB Series 2022B	3.00%	07/01/28	5,000,000	5,110,665
Southern California Public Power Auth
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,074,203
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	578,009
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	649,227
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	716,105
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	608,630
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	860,612
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	4.00%	06/01/49 (a)	200,000	198,822
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	664,162
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	696,871
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	734,758
Water System Revenue COP Series 2022A	5.00%	11/15/52 (a)	3,925,000	4,303,531

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Upland
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,223,621
Val Verde USD
GO Bonds Series 2021B	4.00%	08/01/24	500,000	511,254
Vernon
Electric System RB Series 2021A	5.00%	10/01/26	2,000,000	2,091,317
Victorville
Electric RB Series 2022A	5.00%	05/01/30	500,000	542,616
Electric RB Series 2022A	5.00%	05/01/32	500,000	547,010
West Contra Costa USD
GO Bonds Series 2002C	0.00%	08/01/24 (e)	2,885,000	2,751,640
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	337,642
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	482,869
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	641,377
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	683,736
				395,084,659
GUAM 0.8%
Guam Power Auth
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,136,256
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,227,945
				3,364,201
PUERTO RICO 0.8%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth
Hospital Refunding RB Series 2021	5.00%	07/01/28	700,000	750,902
Hospital Refunding RB Series 2021	5.00%	07/01/30	550,000	600,013
Hospital Refunding RB Series 2021	5.00%	07/01/31	825,000	905,286
Hospital Refunding RB Series 2021	5.00%	07/01/33 (a)	775,000	839,832
				3,096,033
Total Municipal Securities (Cost $412,670,429)				401,544,893
Total Investments in Securities (Cost $412,670,429)				401,544,893

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Variable rate security; rate shown is effective rate at period end.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Zero coupon bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Refunded bond.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$401,544,893	$—	$401,544,893
Total	$—	$401,544,893	$—	$401,544,893

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Opportunistic Municipal Bond Fund

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 102.9% OF NET ASSETS
ALABAMA 2.6%
Black Belt Energy Gas District
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)(b)	1,000,000	1,004,272
ARIZONA 3.7%
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (b)	700,000	705,677
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019B	4.00%	07/01/39 (b)	800,000	764,183
				1,469,860
CALIFORNIA 0.7%
Chino Valley USD
GO Bonds Series 2022C	0.00%	08/01/39 (b)(c)	600,000	293,143
COLORADO 3.7%
Colorado Health Facilities Auth
RB (Intermountain Healthcare) Series 2022A	5.00%	05/15/47 (b)	200,000	215,965
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (b)	500,000	460,569
Park Creek Metropolitan District
Sr LT RB Series 2019A	4.00%	12/01/34 (b)	745,000	767,584
				1,444,118
CONNECTICUT 1.3%
Connecticut Health & Educational Facilities Auth
RB (Sacred Heart Univ) Series L	5.00%	07/01/47 (b)	500,000	523,298
DISTRICT OF COLUMBIA 1.2%
Washington DC Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2021A	4.00%	10/01/40 (b)	500,000	476,612

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
FLORIDA 7.8%
Halifax Hospital Medical Center
Hospital Revenue & Refunding Bonds Series 2016	5.00%	06/01/36 (b)	500,000	512,011
Lake Worth Beach
Consolidated Utility RB Series 2022	4.00%	10/01/52 (b)	750,000	699,967
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (b)	1,000,000	988,299
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (b)	500,000	385,131
Tampa
RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/53 (b)(c)	250,000	56,507
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (b)	500,000	444,856
				3,086,771
GUAM 1.3%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (b)	500,000	504,464
IDAHO 0.6%
Jerome Jt SD #261
GO Bonds Series 2022	5.00%	09/15/37 (a)(b)	225,000	249,548
ILLINOIS 3.3%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/44 (b)	500,000	500,701
Illinois Finance Auth
RB (Northshore Edward Elmhurst Health) Series 2022F	1.00%	08/15/57 (a)(b)(d)	440,000	440,000
Northern Illinois Univ
Auxiliary Facilities System RB Series 2021	4.00%	10/01/43 (a)(b)	400,000	372,172
				1,312,873
LOUISIANA 3.5%
Louisiana Public Facilities Auth
RB Series 2020A	4.00%	04/01/50 (e)	60,000	64,268
Revenue & Refunding Bonds (Ochsner Clinic) Series 2017	5.00%	05/15/42 (b)	500,000	514,051
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (b)	400,000	401,435
Tangipahoa District #1 North Oaks Health System
Refunding RB Series 2021	4.00%	02/01/35 (b)	400,000	383,133
				1,362,887
MARYLAND 2.6%
Baltimore Cnty
Metropolitan District GO Bonds 78th Issue	5.00%	02/01/46 (b)	500,000	521,829
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (b)	500,000	519,935
				1,041,764

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MASSACHUSETTS 0.8%
Massachusetts Development Finance Agency
RB (Southcoast Health System) Series 2021G	5.00%	07/01/50 (b)	300,000	303,437
MICHIGAN 1.4%
Great Lakes Water Auth
Water System Sr. Lien RB Series 2022B	5.25%	07/01/47 (b)	500,000	536,218
MINNESOTA 9.7%
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	6.25%	02/01/00 (f)	15,000	5,700
Pooled Housing Development RB Series 1993	6.75%	02/01/02 (f)	30,000	11,400
Pooled Housing Development RB Series 1993	7.05%	02/01/05 (f)	20,000	7,600
Pooled Housing Development RB Series 1993	7.10%	02/01/06 (f)	20,000	7,600
Pooled Housing Development RB Series 1993	7.20%	02/01/07 (f)	65,000	24,700
Pooled Housing Development RB Series 1993	7.25%	02/01/08 (f)	10,000	3,800
Pooled Housing Development RB Series 1993	7.50%	02/01/17 (f)	450,000	171,000
Pooled Housing Development RB Series 1993	8.00%	02/01/25 (b)(f)	9,500,000	3,610,000
				3,841,800
NEW JERSEY 8.4%
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2014 UU	5.00%	06/15/34 (b)	1,000,000	1,017,962
New Jersey Turnpike Auth
RB Series 2022B	4.50%	01/01/48 (b)	500,000	508,469
South Jersey Transportation Auth
Transportation System Refunding RB Series 2014A	5.00%	11/01/39 (b)	1,000,000	1,017,062
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (b)	750,000	755,690
				3,299,183
NEW YORK 15.3%
Metropolitan Transportation Auth
Transportation RB Series 2020C1	4.75%	11/15/45 (b)	500,000	487,424
Transportation RB Series 2020C1	5.25%	11/15/55 (b)	500,000	505,007
New York City
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (b)	545,000	520,171
GO Bonds Fiscal 2022 Series D1	5.50%	05/01/46 (b)	250,000	279,002
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/43 (b)	500,000	524,986
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (b)	500,000	473,375
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	500,000	549,301
New York State Dormitory Auth
RB (Northwell Health) Series 2022A	5.00%	05/01/52 (b)	500,000	521,510
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/41 (b)(g)	500,000	549,241
State Personal Income Tax RB Series 2017A	4.00%	02/15/36 (b)	500,000	504,448
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (b)	400,000	426,559

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Port Auth of New York & New Jersey
Consolidated Bonds 223rd Series	4.00%	07/15/61 (b)	500,000	430,278
Consolidated Bonds 234th Series	5.50%	08/01/52 (b)	250,000	269,900
				6,041,202
NORTH CAROLINA 1.9%
Charlotte
Airport RB (Charlotte Douglas Intl) Series 2021B	4.00%	07/01/51 (b)	250,000	225,922
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/52 (b)	500,000	530,333
				756,255
OKLAHOMA 1.2%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (b)	500,000	453,852
OREGON 0.4%
Beaverton SD #48J
GO Bonds Series 2022A	0.00%	06/15/48 (a)(b)(c)	500,000	146,517
PENNSYLVANIA 5.4%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (b)	500,000	536,677
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (b)(g)	500,000	530,357
Sub RB Series 2017B1	5.25%	06/01/47 (b)	250,000	258,500
Pennsylvania State Univ
RB Series 2022A	5.25%	09/01/52 (b)	250,000	277,873
Philadelphia
Water & Wastewater RB Series 2019B	5.00%	11/01/54 (b)	500,000	522,686
				2,126,093
SOUTH CAROLINA 3.3%
South Carolina Public Service Auth
RB Series 2022E	5.75%	12/01/47 (b)	750,000	815,473
Revenue & Refunding Bonds Series 2016B	5.00%	12/01/56 (b)	500,000	499,534
				1,315,007
SOUTH DAKOTA 1.4%
Tea Area SD #41-5
GO Bonds Series 2022A	5.00%	08/01/47 (b)	500,000	539,385
TENNESSEE 2.6%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (b)	500,000	504,296
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (b)(g)	500,000	523,399
				1,027,695

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
TEXAS 11.8%
Bullard ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(b)	350,000	383,529
Harris Cnty Cultural Education Facilities Finance Corp
RB (Houston Methodist) Series 2020B	1.00%	12/01/59 (b)(d)	650,000	650,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	1.05%	11/01/29 (b)(d)	875,000	875,000
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/42 (b)	400,000	443,542
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (b)	500,000	452,245
Newark Higher Education Finance Corp
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/57 (a)(b)	500,000	508,600
North Texas Tollway Auth
1st Tier System Revenue & Refunding Bonds Series 2017A	5.00%	01/01/43 (b)	500,000	523,167
Texas Transportation Commission
Central Texas Turnpike System 2nd Tier Refunding RB Series 2015C	5.00%	08/15/34 (b)	800,000	816,006
				4,652,089
VIRGINIA 1.3%
Lynchburg Economic Development Auth
Hospital Refunding RB (Central Health Obligated Group) Series 2021	4.00%	01/01/41 (b)	535,000	493,638
WASHINGTON 3.6%
East Pierce Fire & Rescue
ULT GO Bonds Series 2022	5.00%	12/01/38 (b)	800,000	890,757
Port Vancouver Washington
LT GO Bonds Series 2022A	5.00%	12/01/33 (b)	500,000	545,172
				1,435,929
WISCONSIN 1.1%
Wisconsin Health & Educational Facilities Auth
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (b)	500,000	423,736
WYOMING 1.0%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (b)	500,000	381,939
Total Municipal Securities (Cost $43,047,321)				40,543,585
Total Investments in Securities (Cost $43,047,321)				40,543,585

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Refunded bond.
(f)
The securities are in default and are not making full payments of interest and principal when due. The securities are making semi-annual distributions of variable amounts of cash flow. These amounts are determined by factors including, but not limited to, property occupancy levels, per unit rental rates and capital reinvestment expenses.
The coupon accrual rate utilized by the Fund is reviewed at least annually and will generally be based on interest payments received historically along with any known changes in the previously mentioned factors.

(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
GO —	General obligation
ISD —	Independent school district
LT —	Limited tax
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$40,543,585	$—	$40,543,585
Total	$—	$40,543,585	$—	$40,543,585

[1]	As categorized in the Portfolio Holdings.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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